Revenue Recognition (Tables)	12 Months Ended
Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Summary of Disaggregation Revenue
The Company views the following disaggregated disclosures as useful to understand the composition of revenue recognized during the respective reporting periods:

	Year ended December 31,
(in ‘000)	2021	2020	2019

Connectivity*	$164,392	$152,996	$147,927
Hardware Sales	54,898	29,601	8,767
Hardware Sales - bill-and-hold	5,357	11,314	960
Deployment services, professional services, and other	23,570	19,849	11,498

Total	$248,217	$213,760	$169,152

*	Includes connectivity-related revenues from IoT Connectivity and IoT Solutions